Note 11 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Total loans at January 1, 2015	$5,184
New loans	135
Repayments	(1,162)
Other changes	(168)
Total loans at December 31, 2015	$3,989